SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2015
SHAREHOLDERS' EQUITY [Abstract]
Schedule of Stock Options Assumptions
	2015	2014

Expected stock price volatility	35.07% - 38.97%	37.23% - 39.14%
Expected option life (in years)	3 - 4	2.87 - 4
Risk free interest rate	0.92% - 1.39%	0.48% - 1.34%
Dividend yield	5%	5% - 4.6%

Schedule of Stock Option Activity
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2015		2014		2013
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Outstanding at the beginning of the year	235,000	8.28	145,000	$6.5	285,000	$6.50
Granted	120,000	7.15	215,000	8.66	-	-
Forfeited	(77,500)	8.67	(40,000)	8.79	(133,334)	6.50
Exercised	-	-	(85,000)	6.5	(6,666)	6.50

Outstanding at the end of the year	277,500	7.6	235,000	8.28	145,000	$6.50

Exercisable options	30,000	6.5	20,000	$6.5	24,167	$6.50